Investment Risks	Sep. 30, 2026
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Amazon Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Amazon Investing Risk:
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Amazon Risk [Member]
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●	Amazon Risk. Amazon faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfillment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Business Risks [Member]
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●	Business Risks. To remain competitive and stimulate customer demand, Amazon must successfully manage frequent introductions and transitions of products and services. The company depends on component and product manufacturing and logistical services provided by outsourcing partners, many of which are located outside of the U.S.

Future operating results depend upon the company’s ability to obtain components in sufficient quantities on commercially reasonable terms. Amazon’s products and services may be affected from time to time by design and manufacturing defects that could materially adversely affect the company’s business and result in harm to the company’s reputation. The company is exposed to the risk of write-downs on the value of its inventory and other assets, in addition to purchase commitment cancellation risk. The company relies on access to third-party intellectual property, which may not be available to the company on commercially reasonable terms or at all. The company’s future performance depends in part on support from third-party software developers. Failure to obtain or create digital content that appeals to the company’s customers, or to make such content available on commercially reasonable terms, could have a material adverse impact on the company’s business, results of operations and financial condition. The company’s success depends largely on the continued service and availability of highly skilled employees, including key personnel. The company depends on the performance of carriers, wholesalers, retailers and other resellers. The company’s business and reputation are impacted by information technology system failures and network disruptions. Losses or unauthorized access to or releases of confidential information, including personal information, could subject the company to significant reputational, financial, legal and operational consequences. Investment in new business strategies and acquisitions could disrupt the company’s ongoing business, present risks not originally contemplated and adversely affect the company’s business, reputation, results of operations and financial condition. The company’s retail stores have required and will continue to require a substantial investment and commitment of resources and are subject to numerous risks and uncertainties.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Legal and Regulatory Compliance Risks [Member]
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●	Legal and Regulatory Compliance Risks. Amazon’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Financial Risks [Member]
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●	Financial Risks. Amazon expects its quarterly net sales and results of operations to fluctuate. Amazon’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Derivatives Risk [Member]
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Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Amazon Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Amazon Fund. The YP Amazon Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Amazon Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Amazon Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Amazon Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Amazon Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Amazon Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Amazon Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Amazon Fund’s performance. To the extent that the YP Amazon Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | FLEX Options Risk [Member]
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FLEX Options Risk: The YP Amazon Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Amazon Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Amazon Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Amazon Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Amazon Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Amazon Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Amazon Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Call Risk [Member]
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Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Amazon Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Credit Risk [Member]
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Credit Risk: the risk that the YP Amazon Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Currency Risk [Member]
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Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Amazon Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Emerging Markets Risk [Member]
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Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Equity Risk [Member]
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Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
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Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Amazon Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Market Price Variance Risk [Member]
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●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Authorized Participant Risk [Member]
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●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Amazon Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Trading Issues [Member]
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●	Trading Issues: In stressed market conditions, the market for the YP Amazon Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Amazon Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Absence of Active Trading Market Risk [Member]
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●	Absence of Active Trading Market Risk: An active trading market for the YP Amazon Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Amazon Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Foreign (Non-U.S.) Investment Risk [Member]
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Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Amazon Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | High Yield Risk [Member]
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High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Interest Rate Risk [Member]
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Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Investing in Other Investment Companies Risk [Member]
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Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Amazon Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Amazon Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Amazon Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Amazon Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Amazon Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Leveraging Risk [Member]
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Leveraging Risk: the risk that certain transactions of the YP Amazon Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Liquidity Risk [Member]
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Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Amazon Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Management Risk [Member]
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Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Amazon Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Amazon Fund will be achieved.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Market Risk [Member]
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Market Risk: the risk that the value of securities owned by the YP Amazon Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
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Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Amazon Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Amazon Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Amazon Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Securities Lending Risk [Member]
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Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Amazon Fund may lose money and there may be a delay in recovering the loaned securities. The YP Amazon Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Short Exposure Risk [Member]
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Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Amazon Fund.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Small Fund Risk [Member]
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Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Sovereign Debt Risk [Member]
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Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Tax Risk [Member]
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Tax Risk: The YP Amazon Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Amazon Fund realizes from its investments. As a result, a larger portion of the YP Amazon Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Amazon Fund. The use of derivatives, such as call options, may cause the YP Amazon Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Amazon Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Risk Lose Money [Member]
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Risk [Text Block]	The YP Amazon Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	Non-Diversification Risk: The YP Amazon Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Yield Premium Strategy Apple (AAPL) ETF | Derivatives Risk [Member]
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Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Apple Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Apple Fund. The YP Apple Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Apple Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Apple Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Apple Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Apple Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Apple Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Apple Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Apple Fund’s performance. To the extent that the YP Apple Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Apple (AAPL) ETF | FLEX Options Risk [Member]
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FLEX Options Risk: The YP Apple Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Apple Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Apple Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Apple Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Apple Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Apple Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Apple Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Call Risk [Member]
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Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Apple Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Credit Risk [Member]
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Credit Risk: the risk that the YP Apple Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Currency Risk [Member]
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Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Apple Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Emerging Markets Risk [Member]
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Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Apple (AAPL) ETF | Equity Risk [Member]
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Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
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Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Apple Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Apple (AAPL) ETF | Market Price Variance Risk [Member]
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●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Authorized Participant Risk [Member]
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●	Authorized Participant Risk. In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Apple Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Trading Issues [Member]
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●	Trading Issues: In stressed market conditions, the market for the YP Apple Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Apple Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Absence of Active Trading Market Risk [Member]
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●	Absence of Active Trading Market Risk. An active trading market for the YP Apple Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Apple Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Apple Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Apple (AAPL) ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Investing in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Apple Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Apple Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Apple Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Apple Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Apple Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the YP Apple Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Apple Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Apple Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Apple Fund will be achieved.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the YP Apple Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Apple Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Apple (AAPL) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Apple Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Apple Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Apple Fund may lose money and there may be a delay in recovering the loaned securities. The YP Apple Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Apple Fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The YP Apple Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Apple Fund realizes from its investments. As a result, a larger portion of the YP Apple Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Apple Fund. The use of derivatives, such as call options, may cause the YP Apple Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Apple Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Apple Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Apple Risk: Apple’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions.

Global markets for Apple’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The YP Apple Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Apple (AAPL) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The YP Apple Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Yield Premium Strategy Google (GOOGL) ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Google Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Google Fund. The YP Google Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Google Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Google Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Google Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Google Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Google Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Google Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Google Fund’s performance. To the extent that the YP Google Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Google (GOOGL) ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The YP Google Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Google Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Google Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Google Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Google Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Google Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Google Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Google Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the YP Google Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Google Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Google (GOOGL) ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Google Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Google (GOOGL) ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Google Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the YP Google Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Google Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the YP Google Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Google Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Google Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Google (GOOGL) ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Investing in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Google Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Google Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the YP Google Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Google Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Google Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Google Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the YP Google Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Google Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Google Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Google Fund will be achieved.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the YP Google Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Google Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Google (GOOGL) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Google Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Google Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Google Fund may lose money and there may be a delay in recovering the loaned securities. The YP Google Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Google Fund.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The YP Google Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Google Fund realizes from its investments. As a result, a larger portion of the YP Google Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Google Fund. The use of derivatives, such as call options, may cause the YP Google Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Google Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Google Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Google Risk: Google generates a significant portion of its revenues from advertising, and reduced spending by advertisers, a loss of partners, or new and existing technologies that block ads online and/or affect its ability to customize ads could harm its business. Google’s ongoing investment in new businesses, products, services, and technologies is inherently risky, and could divert management attention and harm its financial condition and operating results.

Google’s revenue growth rate could decline over time. Its intellectual property rights are valuable, and any inability to protect them could reduce the value of its products, services, and brands as well as affect its ability to compete. Google’s business depends on strong brands, and failing to maintain and enhance its brands would hurt its ability to expand its base of users, advertisers, customers, content providers, and other partners.

Google faces a number of manufacturing and supply chain risks that could harm its financial condition, operating results, and prospects. Interruption to, interference with, or failure of its complex information technology and communications systems could hurt its ability to effectively provide its products and services, which could harm its reputation, financial condition, and operating results. In addition, problems with the design or implementation of its new global enterprise resource planning system could harm its business and operations. Google’s international operations expose it to additional risks that could harm its business, its financial condition, and operating results.

People access the Internet through a variety of platforms and devices that continue to evolve with the advancement of technology and user preferences. If manufacturers and users do not widely adopt versions of Google’s products and services developed for these interfaces, its business could be harmed.

Data privacy and security concerns relating to Google’s technology and its practices could damage its reputation, cause it to incur significant liability, and deter current and potential users or customers from using its products and services. Software bugs or defects, security breaches, and attacks on Google’s systems could result in the improper disclosure and use of user data and interference with its users’ and customers’ ability to use its products and services, harming its business operations and reputation.

Google’s ongoing investments in safety, security, and content review will likely continue to identify abuse of its platforms and misuse of user data. Problematic content on its platforms, including low-quality user-generated content, web spam, content farms, and other violations of its guidelines could affect the quality of its services, which could damage its reputation and deter its current and potential users from using its products and services.

Google’s business depends on continued and unimpeded access to the Internet by it and its users. Internet access providers may be able to restrict, block, degrade, or charge for access to certain of its products and services, which could lead to additional expenses and the loss of users and advertisers.

Google faces increased regulatory scrutiny as well as changes in regulatory conditions, laws, and policies governing a wide range of topics that may negatively affect its business. A variety of new and existing laws and/or interpretations could harm its business. It is subject to claims, suits, government investigations, other proceedings, and consent decrees that may harm its business, financial condition, and operating results. It may be subject to legal liability associated with providing online services or content. Privacy and data protection regulations are complex and rapidly evolving areas. Any failure or alleged failure to comply with these laws could harm its business, reputation, financial condition, and operating results. Google faces, and may continue to face, intellectual property and other claims that could be costly to defend, result in significant damage awards or other costs (including indemnification awards), and limit its ability to use certain technologies in the future.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The YP Google Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Google (GOOGL) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The YP Google Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Business Risks - To remain competitive and stimulate customer demand, Microsoft must successfully manage frequent introductions and transitions of products and services. The company depends on component and product manufacturing and logistical services provided by outsourcing partners, many of which are located outside of the U.S.

Future operating results depend upon the company’s ability to obtain components in sufficient quantities on commercially reasonable terms. Microsoft’s products and services may be affected from time to time by design and manufacturing defects that could materially adversely affect the company’s business and result in harm to the company’s reputation. The company is exposed to the risk of write-downs on the value of its inventory and other assets, in addition to purchase commitment cancellation risk. The company relies on access to third-party intellectual property, which may not be available to the company on commercially reasonable terms or at all. The company’s future performance depends in part on support from third-party software developers. Failure to obtain or create digital content that appeals to the company’s customers, or to make such content available on commercially reasonable terms, could have a material adverse impact on the company’s business, results of operations and financial condition. The company’s success depends largely on the continued service and availability of highly skilled employees, including key personnel. The company depends on the performance of carriers, wholesalers, retailers and other resellers. The company’s business and reputation are impacted by information technology system failures and network disruptions. Losses or unauthorized access to or releases of confidential information, including personal information, could subject the company to significant reputational, financial, legal and operational consequences. Investment in new business strategies and acquisitions could disrupt the company’s ongoing business, present risks not originally contemplated and adversely affect the company’s business, reputation, results of operations and financial condition. The company’s retail stores have required and will continue to require a substantial investment and commitment of resources and are subject to numerous risks and uncertainties.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Legal and Regulatory Compliance Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Legal and Regulatory Compliance Risks - Microsoft’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Financial Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Risks - Microsoft expects its quarterly net sales and results of operations to fluctuate. The company’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Microsoft Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Microsoft Fund. The YP Microsoft Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Microsoft Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Microsoft Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Microsoft Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Microsoft Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Microsoft Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Microsoft Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Microsoft Fund’s performance. To the extent that the YP Microsoft Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The YP Microsoft Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Microsoft Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Microsoft Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Microsoft Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Microsoft Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Microsoft Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Microsoft Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Microsoft Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the YP Microsoft Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Microsoft Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Microsoft Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Microsoft Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the YP Microsoft Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Microsoft Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the YP Microsoft Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Microsoft Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Microsoft Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Investing in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Microsoft Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Microsoft Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Microsoft Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Microsoft Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Microsoft Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the YP Microsoft Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Microsoft Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Microsoft Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Microsoft Fund will be achieved.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the YP Microsoft Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Microsoft Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Microsoft Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Microsoft Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Microsoft Fund may lose money and there may be a delay in recovering the loaned securities. The YP Microsoft Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Microsoft Fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The YP Microsoft Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Microsoft Fund realizes from its investments. As a result, a larger portion of the YP Microsoft Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Microsoft Fund. The use of derivatives, such as call options, may cause the YP Microsoft Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Microsoft Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Microsoft Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Microsoft Risk: Microsoft’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions.

Global markets for Microsoft’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The YP Microsoft Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The YP Microsoft Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Netflix Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Netflix Fund. The YP Netflix Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Netflix Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Netflix Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Netflix Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Netflix Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Netflix Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Netflix Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Netflix Fund’s performance. To the extent that the YP Netflix Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The YP Netflix Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Netflix Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Netflix Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Netflix Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Netflix Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Netflix Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Netflix Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Netflix Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the YP Netflix Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Netflix Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Netflix Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Netflix Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the YP Netflix Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Netflix Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the YP Netflix Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Netflix Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Netflix Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Investing in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Netflix Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Netflix Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Netflix Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Netflix Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Netflix Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the YP Netflix Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Netflix Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Netflix Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Netflix Fund will be achieved.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the YP Netflix Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Netflix Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Netflix Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Netflix Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Netflix Fund may lose money and there may be a delay in recovering the loaned securities. The YP Netflix Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Netflix Fund.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The YP Netflix Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Netflix Fund realizes from its investments. As a result, a larger portion of the YP Netflix Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Netflix Fund. The use of derivatives, such as call options, may cause the YP Netflix Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Netflix Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Netflix Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Netflix Risk: Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The YP Netflix Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The YP Netflix Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Tesla Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Tesla Fund. The YP Tesla Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Tesla Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Tesla Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Tesla Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Tesla Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Tesla Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Tesla Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Tesla Fund’s performance. To the extent that the YP Tesla Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The YP Tesla Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Tesla Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Tesla Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Tesla Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Tesla Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Tesla Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Tesla Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Tesla Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the YP Tesla Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Tesla Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Tesla Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Tesla Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the YP Tesla Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Tesla Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the YP Tesla Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Tesla Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Tesla Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Investing in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Tesla Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Tesla Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Tesla Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Tesla Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Tesla Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the YP Tesla Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Tesla Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Tesla Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Tesla Fund will be achieved.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the YP Tesla Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Tesla Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Tesla Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Tesla Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Tesla Fund may lose money and there may be a delay in recovering the loaned securities. The YP Tesla Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Tesla Fund.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The YP Tesla Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Tesla Fund realizes from its investments. As a result, a larger portion of the YP Tesla Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Tesla Fund. The use of derivatives, such as call options, may cause the YP Tesla Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Tesla Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Tesla Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tesla Risk: Tesla faces risks related to its operations including, among others, impacts from electric vehicle and lithium-ion battery cell production or factory construction delays; issues with manufacturing lithium-ion cells or other components for its electric vehicles; uncontrollable manufacturing costs or supply delays or labor shortages; the ability to expand its international operations; its delivery and installation capabilities and servicing and vehicle charging networks; its ability to accurately project and effectively manage growth; consumer demand for electric vehicles; strong competition for products and services; product liability claims; and the ability to attract, hire and retain key employees or qualified personnel. Importantly, Tesla, Inc. is highly dependent on the services of Elon Musk, its Chief Executive Officer, and any actual or anticipated large transactions in Tesla’s common stock by Mr. Musk may cause the stock price to decline. The trading price of Tesla’s common stock historically has been and is likely to continue to be volatile. Additionally, a large proportion of Tesla’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. Tesla, Inc. is a highly dynamic company, and its operations, including its products and services, may change.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The YP Tesla Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The YP Tesla Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.